Long-Term Debt - Additional Information (Detail) - USD ($)			1 Months Ended								10 Months Ended	12 Months Ended
	May 01, 2017	May 25, 2016	Jan. 31, 2018	Oct. 31, 2017	Sep. 30, 2017	Jul. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Sep. 30, 2016	Aug. 31, 2016	Jan. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2016
Debt Instrument [Line Items]
Current portion of long-term debt, net of debt issuance costs												$ 158,042,000	$ 8,375,000
Credit facility amount												13,018,276,000	13,144,380,000
Loss on retirement of long-term debt												(45,696,000)	(66,933,000)	$ (1,924,000)
Net gain (loss) on derivative instruments, net of tax												11,000,000	2,000,000
Senior Notes Redemption Date		May 25, 2016
Long-term debt, fair value												13,600,000,000	13,900,000,000
Other, net [Member]
Debt Instrument [Line Items]
Loss on retirement of long-term debt		$ (22,000,000)
Term Loan B [Member] | Interest Rate Swap [Member] | Cash Flow Hedges [Member]
Debt Instrument [Line Items]
Notional amount												$ 1,200,000,000	$ 500,000,000
Fixed interest rate								1.844%					1.825%
Term Loan B [Member] | LIBOR [Member] | Minimum [Member] | Interest Rate Swap [Member] | Cash Flow Hedges [Member]
Debt Instrument [Line Items]
Derivative basis spread on variable rate								0.00%
11.375% senior notes, due 2018 [Member]
Debt Instrument [Line Items]
Loss on retirement of long-term debt						$ (30,000,000)
Redemption of senior notes						$ 475,000,000
Long-term debt, interest rate (as a percent)						11.375%							11.375%
Long-term debt, principal amount													$ 475,000,000
Long-term debt, maturity year													2018
4.625% senior notes, due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)										4.625%		4.625%	4.625%
Long-term debt, principal amount										$ 500,000,000		$ 500,000,000	$ 500,000,000
Long-term debt, maturity year												2026	2026
Net proceeds from senior notes										$ 493,000,000
7.625% senior notes, due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)									7.625%
Long-term debt, maturity year												2017
Redemption of aggregate principal amount									$ 743,000,000
7.625% senior notes, due 2017 [Member] | Other, net [Member]
Debt Instrument [Line Items]
Loss on retirement of long-term debt									$ (16,000,000)
7.5% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)		7.50%
Long-term debt, maturity year												2016
Redemption of aggregate principal amount		$ 1,230,000,000
10% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)		10.00%
Long-term debt, maturity year												2016
Redemption of aggregate principal amount		$ 1,230,000,000
5.625% senior notes, due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)															5.625%
Long-term debt, maturity year												2024
Senior Credit Facility [Member] | Term Loan A [Member]
Debt Instrument [Line Items]
Credit facility amount												$ 238,000,000
Variable interest rate base												LIBOR
Credit facility, maturity date												2021-04
Term loan repayment percentage of initial aggregate principal amount												5.00%
Repayments of term loan												$ 13,000,000
Debt instrument, interest rate												3.82%
Senior Credit Facility [Member] | Term Loan A [Member] | After Six Months [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)												1.75%
MGM China Credit Facility [Member]
Debt Instrument [Line Items]
Current portion of long-term debt, net of debt issuance costs												$ 158,000,000
Credit facility amount												2,301,584,000	$ 1,933,313,000
Revolving Credit Facility [Member] | Senior Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility												$ 1,250,000,000
Credit facility, maturity date												2021-04
Line of credit facility drawn												$ 135,000,000
Debt instrument, interest rate												3.74%
Operating Partnership Senior Credit Facility [Member]
Debt Instrument [Line Items]
Current portion of long-term debt, net of debt issuance costs													8,000,000
Operating Partnership Senior Credit Facility [Member] | Term Loan A [Member]
Debt Instrument [Line Items]
Credit facility amount												$ 274,000,000
Credit facility, maturity date												2021-04
Term loan repayment percentage of initial aggregate principal amount												5.00%
Debt instrument, interest rate												4.32%
Repayments of term loan												$ 19,000,000
Operating Partnership Senior Credit Facility [Member] | Term Loan A [Member] | After Six Months [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)												2.25%
Operating Partnership Senior Credit Facility [Member] | Term Loan A [Member] | After Six Months [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)												2.75%
Operating Partnership Senior Credit Facility [Member] | Term Loan B [Member]
Debt Instrument [Line Items]
Credit facility amount												$ 1,820,000,000
Credit facility, maturity date												2023-04
Term loan repayment percentage of initial aggregate principal amount												1.00%
Debt instrument, interest rate												3.82%
Repayments of term loan												$ 23,000,000
Operating Partnership Senior Credit Facility [Member] | Term Loan B [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)	2.25%						2.50%	2.75%
Interest rate floor (as a percent)	0.00%						0.75%	0.75%
Operating Partnership Senior Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility												$ 600,000,000
Credit facility, maturity date												2021-04
Line of credit facility drawn												$ 0
Operating Partnership Senior Credit Facility [Member] | Revolving Credit Facility [Member] | After Six Months [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)												2.25%
Operating Partnership Senior Credit Facility [Member] | Revolving Credit Facility [Member] | After Six Months [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)												2.75%
Amended and Restated Senior Credit Facility [Member] | Senior Credit Facility [Member] | Other, net [Member]
Debt Instrument [Line Items]
Loss on retirement of long-term debt													$ (28,000,000)
MGM China Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of term loan												$ 77,000,000
Long-term debt, maturity date												Apr. 30, 2019
Due date of balloon payment												Apr. 30, 2019
MGM China Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Term loan repayment percentage of initial aggregate principal amount			5.00%
MGM China Credit Facility [Member] | Forecast [Member]
Debt Instrument [Line Items]
Term loan repayment percentage of initial aggregate principal amount											15.00%
MGM China Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Debt Instrument [Line Items]
Variable interest rate base												HIBOR
MGM China Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)												1.375%
MGM China Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)												2.50%
MGM China Credit Facility [Member] | Amended and Restated Credit Agreement [Member] | Debt Covenant Terms Through December Thirty One Two Thousand And Seventeen [Member]
Debt Instrument [Line Items]
Leverage ratio												600.00%
MGM China Credit Facility [Member] | Amended and Restated Credit Agreement [Member] | Debt Covenant Terms March Thirty One Two Thousand And Eighteen [Member]
Debt Instrument [Line Items]
Leverage ratio												550.00%
MGM China Credit Facility [Member] | Amended and Restated Credit Agreement [Member] | Debt Covenant Terms June Thirty Two Thousand And Eighteen [Member]
Debt Instrument [Line Items]
Leverage ratio												500.00%
MGM China Credit Facility [Member] | Amended and Restated Credit Agreement [Member] | Debt Covenant Terms September Thirty Two Thousand And Eighteen And Thereafter [Member]
Debt Instrument [Line Items]
Leverage ratio												450.00%
MGM China Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility												$ 1,450,000,000
Line of credit facility drawn												$ 832,000,000
Debt instrument, interest rate												3.57%
MGM China Credit Facility [Member] | Term loans [Member]
Debt Instrument [Line Items]
Line of credit facility												$ 1,470,000,000
Amortization payments of term loan beginning date												Jan. 31, 2018
Weighted average interest rate at the end of the period (as a percent)												3.71%
MGM National Harbor Credit Agreement [Member]
Debt Instrument [Line Items]
Loss on retirement of long-term debt				$ (14,000,000)
MGM National Harbor Credit Agreement [Member] | Term loans [Member]
Debt Instrument [Line Items]
Credit facility amount				$ 425,000,000
MGP Growth Properties Senior Notes [Member] | 4.5% senior unsecured notes, due 2028 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)					4.50%
Long-term debt, principal amount					$ 350,000,000
Long-term debt, maturity year					2028
Net proceeds from senior notes					$ 346,000,000
MGP Growth Properties Senior Notes [Member] | 4.5% senior unsecured notes, due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)										4.50%
Long-term debt, principal amount										$ 500,000,000
Long-term debt, maturity year												2026
Net proceeds from senior notes										492,000,000
MGP Growth Properties Senior Notes [Member] | 5.625% senior notes, due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount															$ 1,050,000,000
Bridge Facilities [Member]
Debt Instrument [Line Items]
Credit facility amount															$ 4,000,000,000
Bridge Facilities [Member] | Borgata [Member]
Debt Instrument [Line Items]
Credit facility amount										$ 545,000,000
Bridge Facilities [Member] | 7.5% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)															7.50%
Bridge Facilities [Member] | 10% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)															10.00%
Bridge Facilities [Member] | 4.5% senior notes, due 2026 [Member] | Borgata [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)										4.50%
Long-term debt, maturity year												2026